                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                               ---------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                -------------------------
This Amendment (Check only one.):       [ ]   is a restatement.
                                        [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Whitebox Advisors, LLC
         -----------------------------------------------------------
Address:  3033 Excelsior Boulevard
         -----------------------------------------------------------
          Suite 300
         -----------------------------------------------------------
          Minneapolis, MN 55416
         -----------------------------------------------------------

Form 13F File Number: 28-10715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan D. Wood
         -----------------------------------------------------------
Title:    Chief Financial Officer
         -----------------------------------------------------------
Phone:    (612) 253-6001
         -----------------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Jonathan D. Wood                Minneapolis, Minnesota                      May 17, 2004
------------------------------------        ------------------------------------        ------------------------
[Signature]                                 [City, State]                               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                       1

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       6
                                        -------------------------------

Form 13F Information Table Entry Total:  181
                                        -------------------------------

Form 13F Information Table Value Total: $1,424,612
                                        -------------------------------
                                                (thousands)

List of Other Included Managers:

Whitebox Combined Advisors, LLC
Whitebox Convertible Arbitrage Advisors, LLC
Whitebox Diversified Convertible Arbitrage Advisors, LLC
Whitebox Hedged High Yield Advisors, LLC
Whitebox Statistical Arbitrage Advisors, LLC
Pandora Select Advisors, LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                        2

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
   Name of Issuer                Title of Class         CUSIP        Value (x1000)   Shares/PRN Amount SH/PRN Put/Call  Inv Disc
Aep Industries Inc               Common                 001031103              384               35876 SH               Sole
Aes Corporation                  Common                 00130h105              582               68200 SH               Sole
Advanced Micro Devic             Convertible Bond       007903AE7             1061             1000000 PRN              Sole
Agilent Technologies             Convertible Bond       00846UAB7             1133             1000000 PRN              Sole
Alaska Comm Systems              Common                 01167P101              785              163790 SH               Sole
Alliance Imaging Inc             Common                 018606202             1038              266100 SH               Sole
Alstom                           Corporate Bond         021244108             3432             5000000 PRN              Sole
ALZA CORP                        Convertible Bond       02261WAB5             4999             7000000 PRN              Sole
Amazoncom Inc                    Convertible Bond       023135AF3             1890             1854000 PRN              Sole
Amgen Inc                        Convertible Bond       031162AE0             6010             8000000 PRN              Sole
Amkor Technology Inc             Common                 031652100              541               37000 SH               Sole
Anglogold Ltd                    Convertible Bond       03512PAA7             3568             3500000 PRN              Sole
Apogent Technologies             Convertible Bond       03760AAE1             1092             1000000 PRN              Sole
Axcan Pharma Inc                 Convertible Bond       054923AB3             2273             1500000 PRN              Sole
Bre Properties                   Common                 05564E106              858               25000 SH               Sole
Barnes & Noble Inc               Common                 067774109              460               14100 SH               Sole
Barnes & Noble Inc               Convertible Bond       067774AD1            13298            12500000 PRN              Sole
Brandywine Realty Tr             Common                 105368203             3070              100500 SH               Sole
Csx Corp                         Convertible Bond       126408GA5             1672             2000000 PRN              Sole
Carnival Corp                    Convertible Bond       143658AS1            59402            75500000 PRN              Sole
Carramerica Realty C             Common                 144418100             1956               57700 SH               Sole
Cell Therapeutic Inc             Convertible Bond       150934AD9             5086             5000000 PRN              Sole
Celgene Corp                     Convertible Bond       151020AC8             1204             1000000 PRN              Sole
Cendant Corp                     Convertible Bond       151313AN3            23105            21000000 PRN              Sole
Centerpoint Energy I             Convertible Bond       15189TAC1            21801            19000000 PRN              Sole
CEPHALON INC                     Convertible Bond       156708AE9             1979             2000000 PRN              Sole
Cephalon Inc                     Convertible Bond       156708AJ8             4615             4000000 PRN              Sole
Charles River Labs I             Convertible Bond       159863AL3             1192             1000000 PRN              Sole
Charter One Fin Inc              Common                 160903100             2111               59700 SH               Sole
Charter Comm Llc                 Corporate Bond         16117PAF7            11530            13850000 PRN              Sole
Chrtr Comm Hlds                  Corporate Bond         16117PBD1            19896            31000000 PRN              Sole
Checkpoint Systems I             Convertible Bond       162825AB9             2750             2663000 PRN              Sole
Chiron Corp                      Convertible Bond       170040AE9             1176             2000000 PRN              Sole
Cincinnati Bell Inc              Common                 171871106              122               30000 SH               Sole
Citizens Utilities T             Convertible Preferred  177351202            20145              386100 SH               Sole
Compass Bancshares I             Common                 20449H109             1534               37000 SH               Sole
COMPUTER NETWORK TECH            Convertible Bond       204925AC5              911             1000000 PRN              Sole
Continental Airlines             Common                 210795308              313               25000 SH               Sole
Cypress Semiconducto             Convertible Bond       232806AH2            19961            13500000 PRN              Sole
Dentsply Internation             Common                 249030107             1179               26600 SH               Sole
Devon Energy Corpora             Convertible Bond       25179MAA1            33003            31900000 PRN              Sole
Dobson Communication             Common                 256069105              698              241585 SH               Sole
Dominion Resources I             Convertible Bond       25746UAP4             2064             2000000 PRN              Sole
Duke Energy Corp                 Convertible Bond       264399EJ1            21556            19500000 PRN              Sole
Dura Automotive Sys              Common                 265903104              616               46800 SH               Sole
Durect Corporation               Convertible Bond       266605AB0             2515             2050000 PRN              Sole
Dynegy Inc                       Common                 26816Q101             3440              868660 SH               Sole
Ensco International              Common                 26874Q100             6676              237000 SH               Sole
Eog Resources Inc                Common                 26875P101              872               19000 SH               Sole
ETRADE FINANCIAL CORP            Convertible Bond       269246AB0             2053             2000000 PRN              Sole
Etrade Financial Co              Convertible Bond       269246AD6            11921             9500000 PRN              Sole
Edo Corp                         Convertible Bond       281347AD6             1070             1000000 PRN              Sole
EL PASO CORPORATION              Convertible Bond       28336LAC3              706             1500000 PRN              Sole
ELECTRONCIS FOR IMAGING          Convertible Bond       286082AA0             1157             1000000 PRN              Sole
Entrx Corp                       Common                 293850103              100              400000 SH               Sole
EQUITEX INC                      Common                 294592308                0              800000 SH               Sole
EQUITY OFFICE PPTYS TRST         Convertible Preferred  294741509             1533               30000 SH               Sole
Equity Residential P             Common                 29476L107             6018              201600 SH               Sole
Exxon Mobil Corporat             Common                 30231G102             1830               44000 SH               Sole
FAIRCHILD SEMICONDUCTOR          Convertible Bond       303727AJ0             1078             1000000 PRN              Sole
Fisher Scientific In             Convertible Bond       338032AX3             1064             1000000 PRN              Sole
Fleetwood Enterprise             Common                 339099103             1262              102782 SH               Sole
Ford Motor Co Cap Tr             Convertible Preferred  345395206             4848               91400 SH               Sole
Four Seasons Htl                 Convertible Bond       35100EAD6             1566             4730000 PRN              Sole
Franklin Resources I             Convertible Bond       354613AC5             1937             3000000 PRN              Sole
Gannett Co                       Common                 364730101              353                4000 SH               Sole
GENCORP INC                      Convertible Bond       368682AE0             2048             2000000 PRN              Sole
Genentech Inc Restricted         Common                 368710406           142419             1345861 SH               Sole
General Mills Inc                Convertible Bond       370334AU8            23754            33500000 PRN              Sole
General Motors Corp              Convertible Preferred  370442717            52982             1731400 SH               Sole
General Motors                   Convertible Preferred  370442733            81153             3183300 SH               Sole
Graphic Packaging Co             Common                 388688103              510              104000 SH               Sole
Greater Bay Bancorp              Convertible Bond       391648AJ1             1005             1500000 PRN              Sole
Hcc Insurance Holdin             Convertible Bond       404132AB8             2962             2700000 PRN              Sole
Hexcel Corp                      Common                 428291108              663               91100 SH               Sole
Hilton Hotels Corp               Common                 432848109             1219               75000 SH               Sole
Hilton Hotels Corp               Convertible Bond       432848AZ2             3220             3000000 PRN              Sole
Huntington Bancshare             Common                 446150104              516               23400 SH               Sole
I-flow Corp Restricted           Common                 449520303              986               70000 SH               Sole
Imclone Systems                  Convertible Bond       45245WAD1            43173            41548000 PRN              Sole
Inco Ltd                         Convertible Bond       453258AR6            21190            14250000 PRN              Sole
Ingles Markets Inc               Common                 457030104              450               41345 SH               Sole
Intl Game Technology             Convertible Bond       459902AL6             9749            10000000 PRN              Sole
Intl Paper Co                    Convertible Bond       460146BM4             1676             3000000 PRN              Sole
Intl Rectifier Corp              Convertible Bond       460254AE5             2316             2290000 PRN              Sole
Ivax Corp                        Convertible Bond       465823AD4             1024             1000000 PRN              Sole
Jds Uniphase Corp                Common                 46612J101               56               13750 SH               Sole
JUNIPER NETWORKS INC             Convertible Bond       48203RAA2             2086             2054000 PRN              Sole
KEANE INC                        Convertible Bond       486665AB8             1104             1000000 PRN              Sole
Kb Home                          Common                 48666K109             3337               41300 SH               Sole
Komag Inc                        Convertible Bond       500453AE5              491              500000 PRN              Sole
Kroger Co                        Common                 501044101             1561               93800 SH               Sole
Lam Research Corp                Convertible Bond       512807AE8             1515             1500000 PRN              Sole
Lamar Advertising Co             Convertible Bond       512815AG6             2451             2268000 PRN              Sole
Lear Corp                        Convertible Bond       521865AG0             3208             6000000 PRN              Sole
Legg Mason Inc                   Convertible Bond       524901AG0            27985            38000000 PRN              Sole
Level 3 Communicatio             Convertible Bond       52729NAS9            11899            19760000 PRN              Sole
LIBERTY MEDIA CORP               Convertible Bond       530718AF2             2267             2000000 PRN              Sole
Ligand Pharmaceutica             Convertible Bond       53220KAB4            32729             9821000 PRN              Sole
Lowe's Companies Inc             Convertible Bond       548661CF2            85970            92773000 PRN              Sole
Magna Entertainment              Convertible Bond       559211AC1              986             1000000 PRN              Sole
Mail-well Inc                    Common                 560321200              145               32500 SH               Sole
Masco Corp                       Convertible Bond       574599AW6             2444             5235000 PRN              Sole
Medicis Pharmaceutic             Convertible Bond       584690AB7             2395             2000000 PRN              Sole
Medtox Scientific In             Common                 584977201              105               13300 SH               Sole
Mercury Interactive              Convertible Bond       589405AD1             1106             1000000 PRN              Sole
Merrill Lynch & Co               Convertible Bond       590188A73             2615             2500000 PRN              Sole
Micron Technology                Convertible Bond       595112AG8             1547             1000000 PRN              Sole
National-oilwell Inc             Common                 637071101              271                9600 SH               Sole
Navistar Financial C             Convertible Bond       638902AM8             2142             2000000 PRN              Sole
Navarre Corp Restricted          Common                 639208107             1292              217895 SH               Sole
Newfield Exploration             Common                 651290108              911               19000 SH               Sole
Nextel Communication             Common                 65332V103             1201               48700 SH               Sole
Nextel Partners Inc              Convertible Bond       65333FAM9             1812             1000000 PRN              Sole
NORTEL NETWORKS CORP             Convertible Bond       656568AB8             2043             2000000 PRN              Sole
Osi Pharmaceuticals              Convertible Bond       671040AB9             1097             1000000 PRN              Sole
Oak Industries                   Convertible Bond       671400AL3             2437             2391000 PRN              Sole
Ohio Casualty Corp               Convertible Bond       677240AC7             3226             3000000 PRN              Sole
Omnicom Group Inc                Convertible Bond       681919AK2            28432            28200000 PRN              Sole
Omnicom Group Inc                Convertible Bond       681919AM8            11150            11000000 PRN              Sole
Pmi Group Inc                    Common                 69344M101              941               25200 SH               Sole
Ppg Industries Inc               Common                 693506107              262                4500 SH               Sole
Ppl Energy Supply Ll             Convertible Bond       69352JAE7            19736            18726000 PRN              Sole
Park-ohio Holdings C             Common                 700666100             1080              117223 SH               Sole
Parker Drilling Co               Common                 701081101              568              136100 SH               Sole
Pathmark Stores Inc              Common                 70322A101              572               71700 SH               Sole
Penn Treaty Amer Cor             Common                 707874103              139               64917 SH               Sole
Penn Treaty Amer Cor             Convertible Bond       707874AD5             5296             4200001 PRN              Sole
Penn Treaty Amer Cor             Convertible Bond       707874AE3             3820             3020000 PRN              Sole
Performance Food Gr              Convertible Bond       713755AA4            22970            20160000 PRN              Sole
Perini Corp                      Convertible Preferred  713839306              845               25600 SH               Sole
Petco Animal Supplie             Common                 716016209             2367               84000 SH               Sole
Petroleo Brasileiro              Sponsored ADR          71654V101            12971              439100 SH               Sole
Prentiss Properties              Common                 740706106             1137               30800 SH               Sole
Prestige Brands Inc              Corporate Bond         74112BAA3             1980             2000000 PRN              Sole
PROVINCE HEALTHCARE              Convertible Bond       743977AC4             1011             1000000 PRN              Sole
Quest Diagnostic Inc             Convertible Bond       74834LAF7             2143             2000000 PRN              Sole
Realnetworks Inc                 Convertible Bond       75605LAB0             1865             2000000 PRN              Sole
Regeneron Pharmaceut             Convertible Bond       75886FAB3              957             1000000 PRN              Sole
Revlon Inc                       Common                 761525500            13493             4870944 SH               Sole
Rite Aid Corp                    Convertible Bond       767754BA1            10283             9170000 PRN              Sole
Robbins & Myers Inc              Convertible Bond       770196AB9             1034              990000 PRN              Sole
Royal Caribbean Crui             Convertible Bond       780153AK8            44007            80500000 PRN              Sole
Royal Caribbean Crui             Convertible Bond       780153AM4            76209           107000000 PRN              Sole
Semco Energy Inc                 Common                 78412D109              877              155000 SH               Sole
Spx Corporation                  Convertible Bond       784635AD6             2572             4000000 PRN              Sole
Schlumberger Limited             Convertible Bond       806857AC2             2194             2000000 PRN              Sole
School Specialty Inc             Convertible Bond       807863AC9             2759             2387000 PRN              Sole
SELECTIVE INS GROUP              Convertible Bond       816300AB3             1027             2000000 PRN              Sole
Sepracor Inc                     Convertible Bond       817315AL8             2043             2000000 PRN              Sole
Shell Transport &tra             Common                 822703609              958               24000 SH               Sole
Silicon Graphics                 Convertible Bond       827056AE2            34552            16463000 PRN              Sole
Standard Pacific Cor             Common                 85375C101             2400               40000 SH               Sole
Summit Properties In             Common                 866239106             1536               64400 SH               Sole
Supervalu Inc                    Convertible Bond       868536AP8             5631            26500000 PRN              Sole
Swift Transportation Co Inc      Common                 870756103              967               55900 SH               Sole
Symantec Corp                    Convertible Bond       871503AB4            27254            10000000 PRN              Sole
Synagro Technologies             Common                 871562203              580              201350 SH               Sole
Tcf Financial Corp               Common                 872275102              664               13000 SH               Sole
TECH DATA CORP                   Convertible Bond       878237AC0             3563             3500000 PRN              Sole
Teva Pharmaceut Fin              Convertible Bond       88164RAB3            34268            32600000 PRN              Sole
3m Company                       Convertible Bond       88579YAB7             5426             5939000 PRN              Sole
Total Fina Elf Sa                Common                 89151E109             6072               66000 SH               Sole
Triad Hospitals Inc              Common                 89579K109             6318              205000 SH               Sole
Triarc Cos                       Convertible Bond       895927AD3            12438            12000000 PRN              Sole
Tribune Co                       Common                 896047107             6345              125800 SH               Sole
Triton Pcs Holdings              Common                 89677M106              970              176700 SH               Sole
21st Century Holding             Warrant                90136Q118                4              493140 SH               Sole
Tyco Intl Group Sa               Convertible Bond       902118BF4            17051            12500000 PRN              Sole
Unocal Corp                      Common                 915289102             1305               35000 SH               Sole
Vector Group Ltd                 Convertible Bond       92240MAC2              901             1000000 PRN              Sole
Veritas Dgc Inc                  Convertible Bond       92343PAD9             1151             1000000 PRN              Sole
Whx Corporation                  Convertible Preferred  929248201             1280              170700 SH               Sole
Whx Corp                         Convertible Preferred  929248300              489               69200 SH               Sole
Washington Mutual In             Convertible Preferred  939322848             2273               38585 SH               Sole
Wells Fargo & Compan             Common                 949746101             1813               32000 SH               Sole
Western Gas Resource             Convertible Preferred  958259301             2509               39233 SH               Sole
Wolverine Tube Inc               Common                 978093102              742               88400 SH               Sole
XL CAPITAL LTD                   Convertible Bond       98372PAD0             6200            10000000 PRN              Sole
Yahoo Inc                        Convertible Bond       984332AB2             2699             2000000 PRN              Sole
Young & Rubicam Inc              Convertible Bond       987425AC9             2014             2000000 PRN              Sole